UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-6525
CALVERT MUNICIPAL FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2005

Item 1. Schedule of Investments.
CALVERT CALIFORNIA LIMITED-TERM MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

	PRINCIPAL
Municipal Obligations - 98.6%	AMOUNT	VALUE

California State Department of Transportation Revenue Bonds, 3.00%, 2/1/06	$1,000,000	$1,001,030
California State Department of Water Resources Revenue Bonds:
5.50%, 5/1/08	1,325,000	1,398,100
Prerefunded, 6.00%, 12/1/10	430,000	487,078
Unrefunded Balance, 6.00%, 12/1/10	570,000	643,633
California State Economic Recovery GO Bonds, 5.00%, 7/1/23 (mandatory put, 7/1/07 @ 100)(r)	1,000,000	1,033,280
California State University and College Improvement Financing Authority Revenue Bonds, 3.15%, 8/1/31 (mandatory put, 8/1/08 @ 100)	1,000,000	998,760
California State GO Bonds, 5.00%, 3/1/07	1,000,000	1,027,380
California State Housing Finance Agency Revenue VRDN, 2.84%, 2/1/37 (r)	1,000,000	1,000,000
California State Pollution Control Financing Authority Revenue VRDN, 2.85%, 6/1/11 (r)	800,000	800,000
California State Public Works Board Revenue Bonds, 5.00%, 6/1/07	1,000,000	1,030,750
California Statewide Communities Development Authority Revenue Bonds, 4.00%, 6/30/06	1,000,000	1,008,760
California Statewide Communities Development Authority Revenue COPs, 6.00%, 6/1/08	1,000,000	1,074,500
California Statewide Communities Development Authority MFH Revenue VRDN, 3.10%, 5/15/36 (mandatory put, 11/15/05 @ 100)(r)	1,000,000	1,000,000
Central California Unified School District COPs, 2.00%, 2/1/24 (mandatory put, 2/1/06 @ 100)(r)	1,000,000	995,590
Fremont California COPs, 2.76%, 8/1/25 (r)	955,000	955,000
Long Beach California Harbor Revenue Bonds, 5.00%, 5/15/09	1,000,000	1,057,420
Los Angeles California MFH Revenue VRDN, 5.85%, 12/1/27 (mandatory put, 12/1/07 @ 100)(r)	965,000	987,234
Oxnard California IDA Revenue VRDN, 3.10%, 12/1/34 (r)	200,000	200,000
Port of Oakland California Marina Improvement Revenue Bonds, 5.50%, 11/1/08	1,000,000	1,064,320
Southern California Rapid Transit District Special Assessment Revenue Bond, 5.90%, 9/1/07	1,000,000	1,055,300
Sulphur Springs California Unionfied School District COPs, 3.10%, 3/1/27 (mandatory put, 9/1/09 @ 100)(r)
	1,000,000	995,820

Total Investments (Cost $19,736,861) - 98.6%		19,813,955
Other assets and liabilities, net - 1.4%		272,086

Net Assets - 100%		$20,086,041

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

	PRINCIPAL
Municipal Obligations - 99.1%	AMOUNT	VALUE

Alabama - 6.7%
Alabama State Board of Education Revenue Bonds, 5.00%, 5/1/17	$1,930,000	$2,082,354
Homewood Alabama Educational Building Authority Revenue Bonds, 5.25%, 12/1/15	1,220,000	1,336,705
Montgomery Alabama BMC Special Care Facilities Financing Authority Revenue Bonds STEP, 0.00%, 11/15/10	2,000,000	1,920,620

Arkansas - 1.2%
Greene County Arkansas Sales and Use Tax Revenue Bonds, 4.75%, 6/1/11	890,000	951,205

California - 2.3%
Long Beach California Harbor Revenue Bonds, 5.00%, 5/15/10	1,680,000	1,793,333

Colorado - 2.8%
Lakewood City Colorado Plaza Metropolitan District Public Number 1 Tax Allocation and Revenue Bonds, 7.375%, 12/1/13	2,000,000	2,191,540

Florida - 7.6%
Dade County Florida Education Facilities Authority Revenue Bonds, 6.00%, 4/1/08	1,000,000	1,067,830
Sunrise Florida Excise Tax & Special Assessment Revenue Bonds, 5.50%, 10/1/18	2,500,000	2,845,400
Tampa Bay Florida Water Utility System Revenue Bonds, 5.00%, 10/1/16	1,000,000	1,072,190
Volusia County Florida School Board COPs, 5.00%, 8/1/16	1,030,000	1,113,894

	PRINCIPAL
Municipal Obligations - 99.1%	AMOUNT	VALUE

Georgia - 7.1%
Atlanta Georgia Airport Revenue Bonds, 5.00%, 1/1/13	1,145,000	1,236,600
Atlanta Georgia Water and Waste Management Revenue Bonds, 5.50%, 11/1/14	1,400,000	1,579,886
Fulton County Georgia IDA Revenue VRDN, 3.51%, 12/1/10 (r)	635,000	635,000
George L Smith II Congress Center Authority Revenue Bonds, 6.00%, 7/1/09	2,000,000	2,180,900

Illinois - 2.1%
Chicago Illinois Development Tax Allocation Bonds, 6.25%, 11/15/13	1,500,000	1,659,180

Kentucky - 1.3%
Kentucky Housing Corp. Revenue Bonds, 5.00%, 6/1/35 (mandatory put, 6/1/23 @ 100)(r)	1,000,000	1,022,380

Louisiana - 1.3%
New Orleans Louisiana Audubon Commission GO Bonds, 5.00%, 10/1/13	1,000,000	1,068,260

Maryland - 0.4%
Cecil County Maryland Health Department COPs, 7.875%, 7/1/14	316,000	316,739

Massachusetts - 0.6%
Massachusetts State Health and Educational Facilities Authority Revenue Bonds, 5.40%, 12/1/23	480,000	493,963

Michigan - 4.1%
Detroit Michigan GO Bonds, 5.00%, 4/1/18	1,000,000	1,074,090
Michigan State Higher Education Facilities Authority Revenue Bonds, 7.00%, 11/1/05	215,000	215,714
Michigan State Municipal Bond Authority Revenue Bonds, 5.25%, 10/1/18	1,840,000	2,008,599

Missouri - 3.3%
St. Louis County Missouri Convention and Sports Facility Revenue Bonds, 5.25%, 8/15/10	2,000,000	2,165,140
St. Louis Missouri Airport Revenue Bonds, 5.50%, 7/1/10	465,000	502,619

New Jersey - 5.7%
New Jersey State Transit Corporation Revenue Bonds, 5.50%, 9/15/12	2,000,000	2,217,480
New Jersey State Transportation Authority Revenue Bonds:
6.50%, 6/15/11 (Series B, Prerefunded)	745,000	864,871
6.50%, 6/15/11 (Series B, Unrefunded Balance)	1,255,000	1,444,907

	PRINCIPAL
Municipal Obligations - 99.1%	AMOUNT	VALUE

New York - 2.8%
New York State Liberty Development Corp., 5.25%, 10/1/35	1,000,000	1,113,950
New York State Local Government Assistance Corp. Revenue Bonds, 6.00%, 4/1/14	1,000,000	1,153,860

North Carolina - 1.8%
University of North Carolina Chapel Hill Revenue Bonds, 5.00%, 12/1/12	1,335,000	1,458,728

Ohio - 1.3%
Akron Ohio COPs, 5.00%, 12/1/15	1,000,000	1,070,540

Oklahoma - 7.9%
Citizen Potawatomi Nation Revenue Bonds, 5.75%, 9/1/11	2,205,000	2,244,668
Oklahoma County Independent School District GO Bonds, 5.00%, 7/1/14	1,000,000	1,092,480
Oklahoma State Industries Authority Revenue Bonds, 5.50%, 8/15/09	2,760,000	2,969,180

Oregon - 1.7%
Oregon State Department of Administrative Services COPs, 5.00%, 5/1/17	1,235,000	1,329,539

Pennsylvania - 8.7%
Allegheny County Pennsylvania Airport Authority Revenue Bonds, 5.75%, 1/1/09	2,000,000	2,131,380
Ridley Park Pennsylvania Hospital Authority Revenue Bonds, 6.00%, 12/1/13	1,000,000	1,107,510
South Wayne County Pennsylvania Water and Sewer Authority Revenue Bonds:
5.95%, 10/15/10	670,000	744,109
5.95%, 10/15/11	730,000	818,644
5.95%, 10/15/12	285,000	321,996
York County Pennsylvania Solid Waste and Refuse Authority Revenue Bonds, 5.50%, 12/1/12	1,655,000	1,849,280

Puerto Rico - 1.5%
Puerto Rico Commonwealth Highway and Transportation Authority Revenue Bonds, 6.25%, 7/1/13	1,000,000	1,177,080

South Carolina - 3.2%
Charleston County South Carolina Resource Recovery Revenue Bonds, 5.25%, 1/1/10	2,415,000	2,583,470

Tennessee - 3.1%
Knox County Tennessee Health Educational and Housing Facilities Revenue Bonds, 7.25%, 1/1/09	1,250,000	1,398,350
Memphis-Shelby County Tennessee Airport Authority Revenue Bonds, 6.25%, 2/15/09	1,000,000	1,087,440

	PRINCIPAL
Municipal Obligations - 99.1%	AMOUNT	VALUE

Texas - 11.7%
Amarillo Texas Health Facilities Corp. Revenue Bonds, 5.50%, 1/1/12	2,710,000	2,976,745
Bexar County Texas State Revenue Bonds, 5.75%, 8/15/11	2,000,000	2,203,480
Houston Texas Hotel Occupancy Tax and Special Revenue Bonds, 5.75%, 9/1/12	2,100,000	2,340,240
Mesquite Texas Independent School District No 1 GO Bonds, Zero Coupon, 8/15/19	500,000	257,650
North Forest Texas Independent School District GO Bonds, 6.25%, 8/15/16	1,500,000	1,513,755

Utah - 1.7%
Utah State Water Finance Agency Revenue Bonds, 5.00%, 10/1/15	1,225,000	1,329,627

Vermont - 1.7%
University of Vermont and State Agriculture College Revenue Bonds, 5.00%, 10/1/19	1,265,000	1,366,276

Virginia - 2.4%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds, 5.875%, 6/1/17	750,000	816,435
Virginia Pocahontas Parkway Association Revenue Bonds, Zero Coupon, 8/15/06	1,150,000	1,094,490

West Virginia - 1.2%
West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds, 6.68%, 4/1/25 (r)	992,500	976,789

Other - 1.9%
ABN AMRO Munitops Certificate Trust VRDN, 2.76%, 4/5/06	1,500,000	1,500,000

TOTAL INVESTMENTS (Cost $77,161,774) - 99.1%		79,089,090

Other assets and liabilities, net - 0.9%		705,531

Net Assets - 100%		$79,794,621

	Number		Underlying	Unrealized
	of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)

Sold:
5 Year U.S. Treasury Notes	43	12/05	$4,594,953	$25,077
10 Year U.S. Treasury Notes	70	12/05	7,694,531	44,311

				$69,388

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Municipal Fund, Inc. is comprised of two series, Calvert National Municipal Intermediate Fund (“National”) and Calvert California Limited-Term Municipal Fund (“California”) (each a “Fund”). Each Fund is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. The operations of each Fund are accounted for separately. Class A shares are sold with a maximum front-end sales charge of 2.75% and 1.00% for National and California, respectively.
During 2003, the Board of Directors (“Board”) approved the conversion of the Calvert California Municipal Intermediate Portfolio from an intermediate-term California municipal portfolio to a short-term California municipal portfolio. In this regard, the Board approved a resolution to change the average dollar-weighted maturity of the Portfolio from between three and ten years to three years or less. The transition to the shortened average dollar-weighted maturity was to be completed by December 31, 2003. Effective December 31, 2003, the name of the Portfolio changed to the Calvert California Limited-Term Municipal Fund. Also effective December 31, 2003, the Portfolio reduced the maximum front-end sales charge from 2.75% to 1.00%.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Other securities for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2005, no securities were fair valued under the direction of the Board of Directors.
Futures Contracts: The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (National) or five days of purchase (California) in the same Fund. The redemption fee is paid to the Fund, and is accounted for as an addition to paid-in-capital. It is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Funds have an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Funds intend to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2005, and net realized capital loss carryforwards as of December 31, 2004 with expiration dates:

	NATIONAL	CALIFORNIA

Federal income tax cost	$77,078,865	$19,736,691

Unrealized appreciation	2,129,240	179,009

Unrealized (depreciation)	(119,015)	(101,745)

Net appreciation (depreciation)	$2,010,225	$77,264

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	CALIFORNIA

December 31, 2012	$4,431
Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT MUNICIPAL FUND, INC.

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date: November 22, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date: November 22, 2005

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date: November 21, 2005